Investment Securities (Detail Of Realized Gains (Losses) Related To Investment Securities And Included With Investment Income) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment Securities [Abstract]
Gross realized gains	$ 34,815	$ 123,361	$ 56,879
Gross realized losses	(29,169)	(103,878)	(136,296)
Net realized capital gains (losses)	$ 5,646	$ 19,483	$ (79,417)